PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 98.7%
Asset-Backed Securities 18.7%
Automobiles 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2022-01A, Class A, 144A	3.830%	08/21/28		100	$99,765
Collateralized Loan Obligations 17.1%
Anchorage Capital Europe CLO (Ireland), Series 1A, Class A2R, 144A	1.000	01/15/31	EUR	500	487,153
Ballyrock CLO Ltd. (Cayman Islands), Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	3.720(c)	10/20/31		250	243,947
Battalion CLO Ltd., Series 2018-12A, Class A1, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)	2.514(c)	05/17/31		500	488,751
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	3.462(c)	10/15/30		250	245,051
Broad River BSL Funding CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.880(c)	07/20/34		535	516,260
Carlyle US CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)	3.790(c)	04/20/31		250	243,477
KKR CLO Ltd. (Cayman Islands), Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)	3.680(c)	07/18/30		500	490,544
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	3.940(c)	10/20/34		250	240,775
Series 2021-01A, Class A2, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.560(c)	10/20/34		250	235,838
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)	4.013(c)	10/23/34		250	240,769
Series 2019-10A, Class BR, 144A, 3 Month LIBOR + 1.900% (Cap N/A, Floor 1.900%)	4.683(c)	10/23/34		250	239,379

Mountain View CLO Ltd. (Cayman Islands), Series 2019-01A, Class BR, 144A, 3 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	4.362(c)	10/15/34		250	234,784
					3,906,728

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 1.1%
Lendmark Funding Trust, Series 2021-02A, Class C, 144A	3.090%	04/20/32	100	$79,677
OneMain Financial Issuance Trust, Series 2021-01A, Class B, 144A	1.950	06/16/36	100	85,337
Oportun Funding XIV LLC, Series 2021-A, Class C, 144A	3.440	03/08/28	100	94,151
				259,165

Total Asset-Backed Securities (cost $4,510,267)				4,265,658
Commercial Mortgage-Backed Securities 13.2%
AOA Mortgage Trust, Series 2021-1177, Class XCP, IO, 144A	0.070(cc)	10/15/38	113,600	17,051
BANK, Series 2020-BN25, Class A4	2.399	01/15/63	600	542,956
BX Commercial Mortgage Trust,
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	4.299(c)	10/15/36	85	81,624
Series 2019-XL, Class J, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 2.650%)	4.649(c)	10/15/36	128	121,176

Commercial Mortgage Trust, Series 2014-UBS05, Class A4	3.838	09/10/47	400	397,057
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	4.149(c)	05/15/36	100	96,976
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	500	492,983
CSAIL Commercial Mortgage Trust, Series 2020-C19, Class A2	2.320	03/15/53	600	537,907
GS Mortgage Securities Trust, Series 2017-GS06, Class A2	3.164	05/10/50	294	285,228
Morgan Stanley Capital I Trust, Series 2021-L07, Class A4	2.322	10/15/54	500	436,539

Total Commercial Mortgage-Backed Securities (cost $3,340,657)				3,009,497

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 39.2%
Aerospace & Defense 0.8%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875%	04/15/27	200	$184,250
Airlines 0.2%
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	55	56,962
Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes	3.250	02/12/32	25	20,857
Sr. Unsec’d. Notes	5.291	12/08/46	165	141,919

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	60	59,174
				221,950
Banks 8.8%
Bank of America Corp.,
Jr. Sub. Notes, Series MM	4.300(ff)	01/28/25(oo)	125	108,961
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	310	285,728

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	1.323(ff)	01/13/27	200	178,775
Citigroup, Inc.,
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	200	176,767
Sr. Unsec’d. Notes	4.910(ff)	05/24/33	50	51,506

Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes	4.223(ff)	05/01/29	300	296,497
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	125	111,730
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	320	286,738

Morgan Stanley, Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	380	340,372
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A	1.488(ff)	12/14/26	200	177,533
				2,014,607
Beverages 0.2%
Anheuser-Busch InBev Finance, Inc. (Belgium), Gtd. Notes	4.000	01/17/43	60	52,592

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials 0.9%
Owens Corning, Sr. Unsec’d. Notes	3.950%	08/15/29		220	$210,610
Commercial Services 2.2%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Sr. Sec’d. Notes, 144A	4.625	06/01/28		200	177,180
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		75	64,900
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116		100	86,866
Nexi SpA (Italy), Sr. Unsec’d. Notes	2.125	04/30/29	EUR	100	83,031
Trustees of Boston University, Sec’d. Notes, Series CC	4.061	10/01/48		100	96,368
					508,345
Diversified Financial Services 0.5%
Nationstar Mortgage Holdings, Inc., Gtd. Notes, 144A	5.500	08/15/28		60	52,660
OneMain Finance Corp., Gtd. Notes	5.375	11/15/29		80	68,035
					120,695
Electric 2.2%
Avangrid, Inc., Sr. Unsec’d. Notes	3.200	04/15/25		115	112,829
Instituto Costarricense de Electricidad (Costa Rica), Sr. Unsec’d. Notes, 144A	6.750	10/07/31		200	186,788
Kallpa Generacion SA (Peru), Sr. Unsec’d. Notes, 144A	4.875	05/24/26		200	192,662
					492,279
Electronics 0.1%
Likewize Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25		25	23,789
Energy-Alternate Sources 0.9%
Azure Power Solar Energy Pvt. Ltd. (India), Sr. Sec’d. Notes, EMTN	5.650	12/24/24		200	194,500

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction 0.8%
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875%	04/30/28		200	$178,350
Entertainment 0.1%
Magallanes, Inc.,
Gtd. Notes, 144A	5.050	03/15/42		15	13,319
Gtd. Notes, 144A	5.141	03/15/52		10	8,737
Gtd. Notes, 144A	5.391	03/15/62		5	4,385
					26,441
Foods 1.4%
Bellis Finco PLC (United Kingdom), Gtd. Notes	4.000	02/16/27	GBP	100	83,523
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	100	107,984
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.375	01/31/32		25	23,624
Market Bidco Finco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	5.500	11/04/27	GBP	100	101,686
					316,817
Forest Products & Paper 0.9%
Suzano Austria GmbH (Brazil), Gtd. Notes	6.000	01/15/29		200	202,850
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		55	55,390
Healthcare-Products 0.4%
Avantor Funding, Inc., Gtd. Notes	3.875	07/15/28	EUR	100	94,882
Healthcare-Services 2.0%
Dartmouth-Hitchcock Health, Sec’d. Notes, Series B	4.178	08/01/48		100	91,227
HCA, Inc., Gtd. Notes	5.375	02/01/25		110	112,433

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
MidMichigan Health, Sec’d. Notes, Series 2020	3.409%	06/01/50	100	$80,256
Nationwide Children’s Hospital, Inc., Unsec’d. Notes	4.556	11/01/52	30	30,698
Queen’s Health Systems (The), Sec’d. Notes	4.810	07/01/52	25	25,831
Tenet Healthcare Corp., Sr. Sec’d. Notes, 144A	4.375	01/15/30	50	46,592
Texas Health Resources, Sr. Unsec’d. Notes	2.328	11/15/50	100	67,507
				454,544
Home Builders 1.6%
Beazer Homes USA, Inc., Gtd. Notes	7.250	10/15/29	110	100,043
M/I Homes, Inc., Gtd. Notes	3.950	02/15/30	85	70,632
Taylor Morrison Communities, Inc., Sr. Unsec’d. Notes, 144A	5.125	08/01/30	205	187,536
				358,211
Housewares 0.3%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.375	02/01/32	85	70,534
Insurance 0.4%
Corebridge Financial, Inc., Sr. Unsec’d. Notes, 144A	4.400	04/05/52	40	34,450
Liberty Mutual Group, Inc., Gtd. Notes, 144A	5.500	06/15/52	30	29,817
MetLife, Inc., Sr. Unsec’d. Notes	5.000	07/15/52	15	15,976
				80,243
Iron/Steel 0.4%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.250	01/15/31	90	80,165

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media 2.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.250%	01/15/34		50	$41,366
Sr. Unsec’d. Notes, 144A	4.500	06/01/33		215	180,961

Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	3.900	06/01/52		60	43,463
Discovery Communications LLC, Gtd. Notes	5.300	05/15/49		45	40,187
DISH DBS Corp., Gtd. Notes	7.750	07/01/26		55	45,421
Paramount Global, Sr. Unsec’d. Notes	5.850	09/01/43		50	48,309
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	3.750	07/15/30	EUR	100	82,196
					481,903
Oil & Gas 2.0%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		200	172,825
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		230	212,087

Chesapeake Energy Corp., Gtd. Notes, 144A	5.875	02/01/29		80	80,374
					465,286
Packaging & Containers 0.5%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	100	76,123
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27		45	43,277
					119,400
Pharmaceuticals 0.7%
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	02/15/29		25	12,656
Gtd. Notes, 144A	5.250	01/30/30		25	12,875
Gtd. Notes, 144A	5.250	02/15/31		165	84,595

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)

Viatris, Inc., Gtd. Notes	3.850%	06/22/40	60	$43,825
				153,951
Pipelines 0.5%
ONEOK, Inc., Gtd. Notes	4.450	09/01/49	140	114,761
Real Estate 0.9%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	3.875	03/20/27	200	197,754
Real Estate Investment Trusts (REITs) 1.8%
Diversified Healthcare Trust, Gtd. Notes	4.375	03/01/31	140	103,503
Host Hotels & Resorts LP, Sr. Unsec’d. Notes, Series J	2.900	12/15/31	25	20,040
Sun Communities Operating LP, Gtd. Notes	4.200	04/15/32	70	65,401
Welltower, Inc., Sr. Unsec’d. Notes	3.100	01/15/30	125	113,647
Weyerhaeuser Co., Sr. Unsec’d. Notes	4.000	04/15/30	110	106,948
				409,539
Retail 0.4%
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes	4.700	06/15/32	30	30,885
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes, 144A	5.000	06/01/31	60	54,854
				85,739
Semiconductors 0.5%
Broadcom, Inc., Sr. Unsec’d. Notes, 144A	3.137	11/15/35	135	108,715

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Software 0.3%
Autodesk, Inc., Sr. Unsec’d. Notes	2.400%	12/15/31		90	$77,189
Telecommunications 3.2%
Millicom International Cellular SA (Colombia), Sr. Unsec’d. Notes	6.250	03/25/29		180	171,259
TalkTalk Telecom Group Ltd. (United Kingdom), Gtd. Notes	3.875	02/20/25	GBP	100	107,241
T-Mobile USA, Inc., Sr. Sec’d. Notes	4.375	04/15/40		155	144,349
Verizon Communications, Inc., Sr. Unsec’d. Notes	1.500	09/18/30		375	312,541
					735,390

Total Corporate Bonds (cost $10,577,358)					8,948,633
Municipal Bonds 1.5%
Indiana 0.3%
Indiana Finance Authority, Taxable, Revenue Bonds	3.051	01/01/51		80	66,073
Michigan 0.2%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122		25	20,927
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122		40	37,714
					58,641
Minnesota 0.1%
University of Minnesota, Taxable, Revenue Bonds	4.048	04/01/52		25	24,898
Missouri 0.4%
Health & Educational Facilities Authority of the State of Missouri, Taxable, Revenue Bonds, Series A	3.229	05/15/50		100	84,054

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Virginia 0.5%
University of Virginia, Taxable, Revenue Bonds, Series A	3.227%	09/01/2119	165	$119,458

Total Municipal Bonds (cost $445,135)				353,124
Residential Mortgage-Backed Securities 3.3%
FHLMC Structured Agency Credit Risk REMIC Trust, Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	3.614(c)	09/25/41	250	223,620
Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.809(c)	07/25/28	387	386,382
Radnor Re Ltd. (Bermuda), Series 2021-01, Class M1A, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 1.650%)	3.164(c)	12/27/33	162	161,264

Total Residential Mortgage-Backed Securities (cost $800,895)				771,266
U.S. Government Agency Obligations 10.8%
Federal Home Loan Mortgage Corp.	3.000	01/01/52	249	240,607
Federal National Mortgage Assoc.	3.000	03/01/52	246	236,986
Federal National Mortgage Assoc.	3.500	TBA	750	740,083
Federal National Mortgage Assoc.	3.500	04/01/52	248	245,098
Federal National Mortgage Assoc.	4.000	TBA	500	501,697
Federal National Mortgage Assoc.	4.000	04/01/52	245	246,797
Federal National Mortgage Assoc.	4.500	TBA	250	253,861

Total U.S. Government Agency Obligations (cost $2,408,176)				2,465,129
U.S. Treasury Obligations 12.0%
U.S. Treasury Bonds	1.250	05/15/50	90	58,683
U.S. Treasury Bonds(k)	1.750	08/15/41	2,305	1,799,341
U.S. Treasury Bonds	2.250	02/15/52	55	46,346
U.S. Treasury Bonds	2.375	05/15/51	385	332,483

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations(Continued)
U.S. Treasury Bonds	2.500%	05/15/46	115	$99,547
U.S. Treasury Notes(k)	1.125	08/31/28	200	181,984
U.S. Treasury Strips Coupon	2.154(s)	05/15/43	455	218,720

Total U.S. Treasury Obligations (cost $3,246,656)				2,737,104

Total Long-Term Investments (cost $25,329,144)				22,550,411

	Shares
Short-Term Investment 7.6%
Unaffiliated Fund
Dreyfus Government Cash Management (Institutional Shares) (cost $1,721,900)	1,721,900	1,721,900

TOTAL INVESTMENTS 106.3% (cost $27,051,044)		24,272,311
Liabilities in excess of other assets(z) (6.3)%		(1,433,999)

Net Assets 100.0%		$22,838,312

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
CLO—Collateralized Loan Obligation
EMTN—Euro Medium Term Note
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
iBoxx—Bond Market Indices
IO—Interest Only (Principal amount represents notional)
LIBOR—London Interbank Offered Rate
LP—Limited Partnership
MTN—Medium Term Note
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
STRIPs—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at July 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
14	2 Year U.S. Treasury Notes	Sep. 2022	$2,946,453	$(808)
31	5 Year U.S. Treasury Notes	Sep. 2022	3,525,523	34,838
17	10 Year U.S. Treasury Notes	Sep. 2022	2,059,391	31,037
5	30 Year U.S. Ultra Treasury Bonds	Sep. 2022	791,563	12,408
				77,475
Short Positions:
2	5 Year Euro-Bobl	Sep. 2022	261,379	(5,490)
1	10 Year Euro-Bund	Sep. 2022	161,116	(5,833)
7	10 Year U.S. Ultra Treasury Notes	Sep. 2022	918,750	(11,366)
1	Euro Schatz Index	Sep. 2022	112,563	(762)
				(23,451)
				$54,024
Forward foreign currency exchange contracts outstanding at July 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/22	The Toronto-Dominion Bank	GBP	355	$428,289	$432,136	$3,847	$—
Expiring 08/02/22	The Toronto-Dominion Bank	GBP	20	23,804	23,905	101	—

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 08/02/22	BNP Paribas S.A.	EUR	877	$898,129	$896,742	$—	$(1,387)
				$1,350,222	$1,352,783	3,948	(1,387)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 08/02/22	BNP Paribas S.A.	GBP	374	$459,403	$456,041	$3,362	$—
Expiring 09/02/22	The Toronto-Dominion Bank	GBP	355	428,603	432,438	—	(3,835)
Euro,
Expiring 08/02/22	Bank of America, N.A.	EUR	877	925,322	896,741	28,581	—
Expiring 09/02/22	BNP Paribas S.A.	EUR	877	900,120	898,669	1,451	—
				$2,713,448	$2,683,889	33,394	(3,835)
						$37,342	$(5,222)
Interest rate swap agreements outstanding at July 31, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
GBP	310	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	$(4,295)	$17,335	$21,630

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at July 31, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx USD Liquid High Yield Index(T)	1 Day SOFR(Q)	BNP Paribas S.A.	12/20/22	(2,690)	$(178,146)	$—	$(178,146)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.

PGIM ESG Total Return Bond Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).